Basis of preparation	12 Months Ended
Sep. 30, 2025
Basis of preparation
Basis of preparation

2.Basis of preparation

(a)Going concern

These consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and can realize its assets and discharge its liabilities and commitments in the normal course of business.

As an early-stage company, it has not yet reached significant revenue levels for most of its products and services and have incurred significant losses and negative operating cash flows from inception that have primarily been funded from financing activities. The Company has incurred a $9.6 million net loss and negative operating cash flows of approximately $8.0 million for the year ended September 30, 2025 (2024 - $7.4 million net loss and negative operating cash flows of $9.1 million, 2023 - $9.3 million net loss and negative operating cash flows of $14.1 million). At September 30, 2025, the Company had positive working capital of $6.0 million (2024 - negative working capital of $1.1 million, 2023 - positive working capital of $0.5 million) and a deficit of $52.3 million (September 30, 2024 - $42.7 million, September 30, 2023 - $35.2 million).

The Company’s ability to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business is dependent upon closing timely additional sales orders, timely commercial launch of new products, and the ability to raise additional debt or equity financing, when required. There are various risks and uncertainties affecting our future financial position and our performance including, but not limited to:

●	The market acceptance and rate of sales of the Company’s product offerings;
●	The Company’s ability to grow its digitization services business;
●	Ability to successfully execute the Company’s business plan;
●	Ability to raise additional capital at acceptable terms;
●	General local and global economic conditions, including the ongoing conflict in Gaza and the global disruption from Russia’s invasion of Ukraine; and
●	Risks related to United States tariffs, including potential supply chain disruptions, required operational adjustments, increased costs and potential logistical disruptions.

The Company’s strategy to mitigate these material risks and uncertainties is to execute a business plan, in a timely manner, aimed at continued focus on revenue growth, product development and innovation, improving overall gross profit, managing operating expenses and working capital requirements, and securing additional capital, as needed.

Failure to implement its business plan could have a material adverse effect on the Company’s financial condition and/or financial performance. There is no assurance that the Company will be able to raise additional capital as they are required in the future. Accordingly, there are material risks and uncertainties that may cast substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.

(b)Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”).

The consolidated financial statements were authorized for issue by the Board of Directors effective on December 29, 2025.

(c)Basis of consolidation

These consolidated financial statements incorporate the financial statements of DEFSEC and the entities it controls.

Control is achieved where we have the power to govern the financial and operating policies of an entity to obtain benefits from its activities, are exposed to, or have rights to, variable returns from the Company’s involvement with the entity and have the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to us until the date on which control ceases. Profit or loss of subsidiaries acquired during the year are recognized from the date of acquisition or effective date of disposal as applicable. All intercompany transactions and balances have been eliminated.

At September 30, 2025, the Company has the following wholly-owned subsidiaries:

		Functional
Entity	Location	Currency	Equity %
KWESST Inc.	Ottawa, Canada	CAD	100%
2720178 Ontario Inc.	Ottawa, Canada	CAD	100%
Police Ordnance Company Inc.	Ottawa, Canada	CAD	100%
KWESST U.S. Holdings Inc.	Delaware, United States	USD	100%
KWESST Defense Systems U.S. Inc	North Carolina, United States	USD	100%
KWESST Public Safety Systems U.S. Inc.	North Carolina, United States	USD	100%
KWESST Public Safety Systems Canada Inc.	Ottawa, Canada	CAD	100%

(d)Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars (“CAD”), which is the functional and presentation currency.

While each of the Company’s subsidiaries has its own functional currency, the functional currency of the parent company, DEFSEC, is CAD as this is the currency of the primary economic environment in which the Company operates. Most of the revenues, cost of revenues and operating expenses from significant subsidiaries are denominated in CAD. The Company’s Canadian wholly owned subsidiaries are measured using CAD as the functional currency and its U.S. owned subsidiaries are measured using the United States dollar (“USD”) as their functional currency.

(e)Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(f)Use of estimates and judgments

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income, expenses, and disclosure of contingent liabilities. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in these consolidated financial statements is included in the following notes:

●	Impairment: The Company is required to make a judgment regarding whether indicators of impairment exist at each reporting date by evaluating conditions specific to the organization that may lead to the impairment of assets. The assessment of impairment or impairment reversal indicators is based on management’s judgement of whether there are internal and external factors indicating impairment. Such factors including: market decline, adverse changes in technology, legal environment, or economic conditions, and evidence of obsolescence.

Estimates

Information about assumptions and estimation uncertainties at September 30, 2025, that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

●	Note 5 – Inventories: assumptions used in evaluating inventory obsolescence.
●	Note 15 – Warrant liabilities: whether the valuation assumptions used in the Black Scholes calculations for the warrant liabilities are reasonable, including DEFSEC’s stock volatility, and expected life are reasonable in light of its limited operating history.
●	Note 16(c) - Share-based compensation: whether the determination of DEFSEC’s stock volatility, forfeiture rate, and expected life are reasonable in light of its limited operating history, all significant inputs in the valuation model to fair value options granted; and
●	Note 18 – Revenue: key assumptions underlying the recognition of revenue based on percentage of completion, including remaining hours and costs to complete.
●	Note 7 and 13 – Right-of-use assets and lease liabilities: To determine the value of the initial recognition of right-of-use assets and lease obligations, management is required to exercise judgment in several areas, such as determining the appropriate discount rate, whether it is reasonably certain that an extension or termination option will be exercised, whether variable payments are in substance fixed, and whether a right-of-use asset is impaired. The Company enters into leases with third-party landlords and as a consequence the rate implicit in the relevant lease is not readily determinable. Therefore, the Company uses its incremental borrowing rate as the discount rate for determining its lease liabilities at the lease commencement date. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow over similar terms which requires estimations when no observable rates are available. Changes in these estimates and assumptions could affect the identification and determination of the value of lease liabilities and right-of-use assets at initial recognition. These items could potentially result in changes to amounts reported in the consolidated statements of loss and statements of financial position in a given period.